Document and Entity Information	Jul. 06, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 06, 2023
Entity Registrant Name	Owl Rock Technology Finance Corp. II
Entity Incorporation, State or Country Code	MD
Entity File Number	000-56371
Entity Tax Identification Number	87-2993019
Entity Address, Address Line One	399 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	419-3000
Entity Information, Former Legal or Registered Name	Owl Rock Technology Finance Corp. II
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001889668